ACCOUNT PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
General and Administrative Expense [Member]
Accounts payable and accrued expenses	$ 62,522	$ 12,602